SCHEDULE OF NOTES PAYABLE CONVERTIBLE DEBT (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Nov. 30, 2020
Convertible Notes
Convertible notes and debenture	$ 473,361	$ 644,980	$ 400,128
Unamortized discounts	(103,932)	(31,669)	(6,139)
Premium, net	150,289	313,127	196,496	$ 11,785
Convertible notes, net	$ 519,718	$ 926,438	$ 590,485